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                             DIRECTOR CHOICE VISION
              HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 6, 2000
                                     TO THE
                         PROSPECTUS DATED JULY 27, 2000


As of September 1, 2000, the Mitchell Hutchins Series Trust Strategic Income Portfolio Sub-Account is closed.




HV - 2747
333-36136